Subordinated Liabilities (Narrative) (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt		£ 3,041			£ 1,457	£ 879
Redemption of subordinated debt		1,378			£ 1,143	£ 556
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		1,220
Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt		£ 7
Undated Subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	All undated loan capital bears a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital except the two floating rate Undated Notes will bear interest, and the two floating rate Undated Notes currently bear interest, at rates fixed periodically in advance based on London interbank rates.	All undated loan capital bears a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital except the two floating rate Undated Notes will bear interest, and the two floating rate Undated Notes currently bear interest, at rates fixed periodically in advance based on London interbank rates.	All undated loan capital bears a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital except the two floating rate Undated Notes will bear interest, and the two floating rate Undated Notes currently bear interest, at rates fixed periodically in advance based on London interbank rates.	All undated loan capital bears a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 3 Undated Notes which are floating rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital except the two floating rate Undated Notes will bear interest, and the two floating rate Undated Notes currently bear interest, at rates fixed periodically in advance based on London interbank rates.
Description of interest payments	The Bank is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 7.7% Undated Notes, 8.25% Undated Notes and 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of the Bank. The Bank is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, the Bank declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless the Bank satisfies a specified solvency test. The Bank may elect to defer any payment of interest on the 7.7% Undated Notes and 8.25% Undated Notes. Until such time as any deferred interest has been paid in full, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares, preference shares, or other share capital or satisfy any payments of interest or coupons on certain other junior obligations. The Bank may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. The Bank may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as the Bank next makes a payment of interest on the TONs, neither the Bank nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of the Bank’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.	The Bank is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 7.7% Undated Notes, 8.25% Undated Notes and 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of the Bank. The Bank is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, the Bank declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless the Bank satisfies a specified solvency test. The Bank may elect to defer any payment of interest on the 7.7% Undated Notes and 8.25% Undated Notes. Until such time as any deferred interest has been paid in full, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares, preference shares, or other share capital or satisfy any payments of interest or coupons on certain other junior obligations. The Bank may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. The Bank may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as the Bank next makes a payment of interest on the TONs, neither the Bank nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of the Bank’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.	The Bank is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 7.7% Undated Notes, 8.25% Undated Notes and 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of the Bank. The Bank is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, the Bank declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless the Bank satisfies a specified solvency test. The Bank may elect to defer any payment of interest on the 7.7% Undated Notes and 8.25% Undated Notes. Until such time as any deferred interest has been paid in full, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares, preference shares, or other share capital or satisfy any payments of interest or coupons on certain other junior obligations. The Bank may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. The Bank may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as the Bank next makes a payment of interest on the TONs, neither the Bank nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of the Bank’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.	The Bank is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 7.7% Undated Notes, 8.25% Undated Notes and 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of the Bank. The Bank is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, the Bank declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless the Bank satisfies a specified solvency test. The Bank may elect to defer any payment of interest on the 7.7% Undated Notes and 8.25% Undated Notes. Until such time as any deferred interest has been paid in full, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares, preference shares, or other share capital or satisfy any payments of interest or coupons on certain other junior obligations. The Bank may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. While such deferral is continuing, neither the Bank nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. The Bank may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as the Bank next makes a payment of interest on the TONs, neither the Bank nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of the Bank’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated loan capital is repayable at the option of the Bank, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated loan capital is repayable, at the option of the Bank in whole in the event of certain changes in the tax treatment of the notes, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.	All undated loan capital is repayable at the option of the Bank, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated loan capital is repayable, at the option of the Bank in whole in the event of certain changes in the tax treatment of the notes, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.	All undated loan capital is repayable at the option of the Bank, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated loan capital is repayable, at the option of the Bank in whole in the event of certain changes in the tax treatment of the notes, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.	All undated loan capital is repayable at the option of the Bank, generally in whole, at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated loan capital is repayable, at the option of the Bank in whole in the event of certain changes in the tax treatment of the notes, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.
Dated subordinated liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 7.75% Contingent Capital Notes, 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be re-set and fixed until maturity based on a market rate.	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 7.75% Contingent Capital Notes, 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be re-set and fixed until maturity based on a market rate.	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 7.75% Contingent Capital Notes, 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be re-set and fixed until maturity based on a market rate.	Interest on the Floating Rate Notes is fixed periodically in advance, based on the related interbank or local central bank rates. Interest on the 7.75% Contingent Capital Notes, 2.625% Fixed Rate Subordinated Callable Notes, 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes and the 3.75% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be re-set and fixed until maturity based on a market rate.
Description of repayment period	Those Notes with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated loan capital outstanding at 31 December 2017 is redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of the Company and the Bank, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.	Those Notes with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated loan capital outstanding at 31 December 2017 is redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of the Company and the Bank, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.	Those Notes with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated loan capital outstanding at 31 December 2017 is redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of the Company and the Bank, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.	Those Notes with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated loan capital outstanding at 31 December 2017 is redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations. Any repayments prior to maturity require, in the case of the Company and the Bank, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
6.375% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt		£ 133
7.625% Contingent Capital Notes
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.
7.75% Contingent Capital Notes
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.75% Contingent Capital Notes will be automatically written-down and investors will lose their entire investment in the notes in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.75% Contingent Capital Notes will be automatically written-down and investors will lose their entire investment in the notes in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.75% Contingent Capital Notes will be automatically written-down and investors will lose their entire investment in the notes in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.	The 7.75% Contingent Capital Notes will be automatically written-down and investors will lose their entire investment in the notes in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7.0%.
2% Subordinated Callable Notes | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	€ 1,500	£ 1,384
4.836% Subordinated Notes | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt		1,547		$ 2,000
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt		110	$ 200
6.05% Subordinated Notes | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt		1,151		1,556
7.434% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt		£ 87		$ 117